Document and Entity Information	6 Months Ended
Jun. 30, 2018 shares
Document - Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2
Trading Symbol	TRI
Entity Registrant Name	THOMSON REUTERS CORP /CAN/
Entity Central Index Key	0001075124
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	0